Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000015521 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000015521 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000015521 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000087984 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000087984 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000087984 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000189669 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000189669 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000189669 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000015522 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000015522 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000015522 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000015524 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000015524 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000015524 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000015525 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000015525 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000015525 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000087985 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000087985 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000087985 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000189670 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000189670 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000189670 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000087986 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000087986 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000087986 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000087987 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000087987 [Member] | Affiliated Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000087987 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000015528 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000015528 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%